Commitments and Contingencies (Details) - USD ($)					12 Months Ended
	Sep. 29, 2023	Sep. 14, 2023	Dec. 22, 2021	Apr. 30, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 07, 2022
Commitments and Contingencies [Line Items]
Underwriting discount amount							$ 3,450,000
Initial public offering gross proceed percentage							3.68%
Gross proceeds								$ 189,750,000
Business combination percentage rate									3.68%
Cash percentage									27.50%
Equity percentage									72.50%
SharesIssued (in Shares)							17,404,250
Representative share fair value			$ 3,570,576
Warrant price per share (in Dollars per share)							$ 11.5
Warrants term							5 years
Pre transaction equity value							$ 155,000,000
Dividend amount							$ 155,000,000
Payments for Merger Related Costs	$ 25,000	$ 25,000
Common Stock [Member]
Commitments and Contingencies [Line Items]
Additional shares units (in Shares)				5,175,000			3,875,000
Price per share (in Dollars per share)							$ 10
IPO [Member]
Commitments and Contingencies [Line Items]
Additional shares units (in Shares)							2,475,000
Cash underwriting discount							1.82%
Gross proceeds			$ 189,750,000
Warrant price per share (in Dollars per share)			$ 11.5
Price per share (in Dollars per share)			10.1
IPO [Member] | Warrant [Member]
Commitments and Contingencies [Line Items]
Warrant price per share (in Dollars per share)			$ 11.5
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
SharesIssued (in Shares)							697,500
Aggregate exercise price							$ 6,546,375
Over-Allotment Option [Member] | Warrant [Member]
Commitments and Contingencies [Line Items]
Warrant issued (in Shares)							74,250
Forecast [Member]
Commitments and Contingencies [Line Items]
Earnout revenue					$ 99,702,000	$ 11,864,000
Related Party [Member]
Commitments and Contingencies [Line Items]
Other Liabilities, Current							$ 50,000	$ 25,000
Business Combination [Member]
Commitments and Contingencies [Line Items]
Cash							$ 15,000,000
Price per share (in Dollars per share)							$ 9.2
I-Bankers and Dawson James [Member]
Commitments and Contingencies [Line Items]
Gross proceeds							$ 6,986,250
SharesIssued (in Shares)			37,500
Warrant issued (in Shares)							569,250
I-Bankers and Dawson James [Member] | Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
SharesIssued (in Shares)			450,000